License Agreements (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 22, 2016	Dec. 31, 2015	Dec. 31, 2013
Lilly | CERC-611
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments	$ 2,000
Upfront payment due within 30 days	$ 750
Term within execution of license agreement	30 days
Upfront payment due after first subject dosed	$ 1,250
Lilly | CERC-501
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Term within execution of license agreement		30 days
Additional payments		$ 250
Term of the study		9 months
Lilly | CERC-501 | Research and development
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments		$ 750
Merck | CERC-301
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Total initial payments			$ 1,500
Additional payments			750
Merck | CERC-301 | Research and development
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			750
Merck | COMT
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			$ 200